[Investors Bank & Trust Company Letterhead]



September 5, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Commonfund Institutional Funds (the "Funds")
    File Nos. 333-85415 and 811-09555

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statement of Additional Information with respect to the above referenced Funds, each dated September 1, 2001, do not differ from those contained in Post-Effective Amendment ("PEA") No. 4, the most recent amendment to the Fund's Registration Statement, on Form N-1A. The text of PEA No. 4 was filed electronically, via EDGAR, on August 31, 2001.

Please direct any comments to the undersigned at 617-937-7066.

Sincerely,


/s/Lori V. Russell
Lori V. Russell, Esq.


cc:  Robert E. Phay, Esq.
     Jill Grossberg, Esq.
     Timothy W. Levin, Esq.